INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE G - INTANGIBLE ASSETS

The following table summarizes intangible assets included on the consolidated balance sheet:

	September 30, 2024
	Gross	Accumulated Amortization	Net
Amortizing intangible assets:
Patent portfolio	$1,259,863	$(482,899)	$776,964
Developed technology	17,709,314	(1,479,372)	16,229,942
Total	$18,969,177	$(1,962,271)	$17,006,906

	December 31, 2023
	Gross	Accumulated Amortization	Net
Amortizing intangible assets:
Patent portfolio	$1,259,863	$(377,716)	$882,147
Indefinite-lived intangible assets:
In-process research and development	17,000,000	-	17,000,000
Total	$18,259,863	$(377,716)	$17,882,147

During the three and nine months ended September 30, 2024, the Company recorded $34,586 and $50,950, respectively, in amortization expense related to the developed software. Total amortization expense including amortization related to developed software was $923,042 and $24,508 for the three months ended September 30, 2024 and 2023, respectively. Total amortization expense including amortization related to developed software was $1,584,555 and $62,972 for the nine months ended September 30, 2024 and 2023, respectively.

Future amortization of intangible assets are estimated to be as follows:

Years Ending December 31:
2024 (remaining 3 months)	$936,203
2025	3,753,970
2026	3,753,970
2027	3,689,373
2028	3,657,946
Thereafter	1,215,444
$17,006,906

NOTE F – INTANGIBLE ASSETS

The following table summarizes intangible assets with a finite useful life included on the consolidated balance sheet as of December 31, 2023 and 2022:

	December 31, 2023
	Gross	Accumulated Amortization	Net
Amortizing intangible assets:
Patent portfolio	$1,259,863	$(377,716)	$882,147

Indefinite-lived intangible assets:
In-process research and development	17,000,000	-	17,000,000
Total	$18,259,863	$(377,716)	$17,882,147

	December 31, 2022
	Gross	Accumulated Amortization	Net
Amortizing intangible assets:
Patent portfolio	$880,000	$(279,683)	$600,317
Total	$880,000	$(279,683)	$600,317

Total amortization expenses were $98,033 and $76,928 for the years ended December 31, 2023 and 2022, respectively.

Future amortization of intangible assets, net are estimated to be as follows:

Years Ending December 31:
2024	140,243
2025	140,243
2026	140,243
2027	140,243
2028	140,243
Thereafter	180,932
$882,147